LONG-TERM DEBT - Schedule of Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 533
2019	168
2020	2,575,143
2021	169
2022	2,725,194
Thereafter	1,186
Total	5,302,393
Original issue discount	$ 241	$ 6,738